Taxation - Summary of valuation allowance (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Valuation Allowance [Line Items]
Valuation allowance	$ 261,924	$ 297,637
Switzerland
Valuation Allowance [Line Items]
Valuation allowance	11,457	9,864
Ireland
Valuation Allowance [Line Items]
Valuation allowance	60,133	59,210
United States
Valuation Allowance [Line Items]
Valuation allowance	175,372	196,555
Other
Valuation Allowance [Line Items]
Valuation allowance	$ 14,962	$ 32,008